Touchstone Focused Fund Expense Example - Touchstone Focused Fund	Mar. 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 612
Expense Example, with Redemption, 3 Years	850
Expense Example, with Redemption, 5 Years	1,106
Expense Example, with Redemption, 10 Years	1,839
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	293
Expense Example, with Redemption, 3 Years	655
Expense Example, with Redemption, 5 Years	1,144
Expense Example, with Redemption, 10 Years	2,492
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	1,061
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	285
Expense Example, with Redemption, 5 Years	501
Expense Example, with Redemption, 10 Years	$ 1,124